Net Income Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net income (numerator), basic and diluted	$ 20,890	$ 24,408	$ 6,927
Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income (loss) per share	59,369,708	59,111,594	59,011,396
Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method	2,347,071	64,863	81,408
Total weighted average ordinary shares outstanding used in computing diluted net income per ordinary share	61,716,779	59,176,457	59,092,804
Net income per share-basic	$ 0.35	$ 0.41	$ 0.12
Net income per share-diluted	$ 0.34	$ 0.41	$ 0.12